General information - Interest in subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
DoubleDown Interactive LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Double8 Games Co., Ltd
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprNation AB
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprClick Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprHoldings Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Red Sea Media Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	50.00%
Proportion of voting rights held in subsidiary	50.00%
SuprPay Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprPlay Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprMedia Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprIsle Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
SuprIsle Services Limited
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%